INTANGIBLE ASSETS - NET (Schedule of Estimated Amortization Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Aggregate amortization expense for intangible assets	$ 3.4	$ 5.3	$ 7.6
Estimated amortization expense
2017	3.3
2018	3.1
2019	2.9
2020	0.6
2021	0.2
Beyond 2022	$ 1.3